Asset Write-Downs and Other Charges and Credits - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Acquisition and related integration costs				$ 26,304	$ 4,124	$ 0
Restructuring costs				3,370	8,911	4,422
Impairment of programming assets				$ 0	$ 8,920	0
Impairment charge		$ 29,400
Impairment of intangible assets		$ 6,300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Newspaper Syndication
Restructuring Cost and Reserve [Line Items]
Gain on disposal			$ 3,000
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs						$ 3,500
Katz Broadcasting Group
Restructuring Cost and Reserve [Line Items]
Gain recorded on investments	$ 5,400